DEBT AND RELATED PARTY DEBT - Senior Secured Convertible Note Financing (Details)			3 Months Ended	5 Months Ended	9 Months Ended
	Oct. 15, 2025 D $ / shares	Apr. 11, 2025 USD ($) D $ / shares	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
DEBT AND RELATED PARTY DEBT
Common stock, par value | $ / shares			$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Principal and interest amount converted			$ 4,000,000	$ 4,000,000	$ 4,000,000
Loss on change in fair value of convertible debt			1,148,000		623,000
Securities Purchase Agreement
DEBT AND RELATED PARTY DEBT
Principal amount		$ 13,978,495
Gross proceeds		13,000,000
Additional borrowing capacity, contingent on satisfaction of certain conditions		7,526,882
Additional gross proceeds available		$ 7,000,000
Issuance of common stock for note conversions, shares | shares				1,421,874
Principal and interest amount converted			$ 3,900,000	$ 3,900,000	$ 3,900,000
Conversion price per share | $ / shares			$ 1.98	$ 1.98	$ 1.98
Proceeds received under ELOC agreement				$ 100,000
Proceeds received under ELOC agreement (as percent)				20.00%
Number of days after Closing for first monthly payment due | D		90
Monthly payment amount		$ 665,643
Securities Purchase Agreement | Subsequent event
DEBT AND RELATED PARTY DEBT
Conversion price per share | $ / shares	$ 0.6
Threshold trading days prior to conversion | D	20
Securities Purchase Agreement | Minimum
DEBT AND RELATED PARTY DEBT
Conversion price per share | $ / shares			1.98	$ 1.98	1.98
Securities Purchase Agreement | Maximum
DEBT AND RELATED PARTY DEBT
Conversion price per share | $ / shares			$ 7.74	$ 7.74	$ 7.74
Securities Purchase Agreement | Convertible note terms
DEBT AND RELATED PARTY DEBT
Original issue discount rate		7.00%
Interest rate		6.00%
Conversion price per share | $ / shares		$ 12.39
Securities Purchase Agreement | Before 90 days after the Closing Date
DEBT AND RELATED PARTY DEBT
Amount of convertible debt which may be converted each month		$ 750,000
Percentage of lowest volume-weighted average price of common stock		97.00%
Threshold trading days prior to conversion | D		10
Limit to investor's selling of converted common shares, percentage of daily trading volume		15.00%
Limit to investor's selling of converted common shares, daily amount		$ 100,000
Maximum percentage of outstanding common shares an Investor would be required to hold at the Company's option		4.99%
Maximum percentage of outstanding common shares an Investor may hold at the Investor's option		9.99%
Securities Purchase Agreement | Before 90 days after the Closing Date | Minimum
DEBT AND RELATED PARTY DEBT
Conversion price per share | $ / shares		$ 1.98
Securities Purchase Agreement | Event of default
DEBT AND RELATED PARTY DEBT
Interest rate		11.00%
Threshold trading days prior to conversion | D		5
Percentage of VWAP of common shares		80.00%
Threshold consecutive trading days | D		10
Premium percentage applied to redemption		10.00%
Securities Purchase Agreement | Installment amount paid in shares of common stock
DEBT AND RELATED PARTY DEBT
Threshold trading days prior to conversion | D		10
Percentage of VWAP of common shares		95.00%
Securities Purchase Agreement | Change of control
DEBT AND RELATED PARTY DEBT
Percentage of principal to be redeemed		110.00%